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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------

This Amendment (Check only one.): [_]  is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC
Address: 595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa Hess
Title: President and Managing Member
Phone: (212) 554-2383

Signature, Place, and Date of Signing:


      /s/ Lisa Hess               New York, NY              August 10, 2011
--------------------------   ------------------------   ------------------------
          (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0
Form 13F Information Table Entry Total: 15 Items
Form 13F Information Table Value Total: $226,512 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
         COLUMN 1                COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  ----------------  ---------  ------------  ---------       --------  --------  ----------------
                                                          MARKET VALUE    SHARES/  SH/  INVSTMT     OTHER   VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X $1000)    PRN AMT.  PRN  DISCRETN  MANAGERS        SOLE
---------------------------  ----------------  ---------  ------------  ---------  ---  --------  --------  ----------------
ALPHA NATURAL RESOURCES INC         COM        02076X102      14,520      319,538  SH     SOLE      NONE          319,538
BARCLAYS BK PLC              IPATH S&P MT ETN  06740C519      28,121      558,279  SH     SOLE      NONE          558,279
CF INDS HLDGS INC                   COM        125269100       8,020       56,613  SH     SOLE      NONE           56,613
CHART INDS INC                 COM PAR $0.01   16115Q308      13,379      247,850  SH     SOLE      NONE          247,850
FORD MTR CO DEL                COM PAR $0.01   345370860      16,548    1,200,000  SH     SOLE      NONE        1,200,000
GLOBE SPECIALTY METALS INC          COM        37954N206      29,779    1,328,253  SH     SOLE      NONE        1,328,253
HERTZ GLOBAL HOLDINGS INC           COM        42805T105       1,539       96,905  SH     SOLE      NONE           96,905
LEAR CORP                         COM NEW      521865204      16,856      315,188  SH     SOLE      NONE          315,188
LYONDELLBASELL INDUSTRIES N      SHS - A -     N53745100      13,076      339,453  SH     SOLE      NONE          339,453
PATRIOT COAL CORP                   COM        70336T104       5,584      250,849  SH     SOLE      NONE          250,849
SAUER-DANFOSS INC                   COM        804137107       2,520       50,000  SH     SOLE      NONE           50,000
TECK RESOURCES LTD                 CL B        878742204      12,297      242,363  SH     SOLE      NONE          242,363
TRW AUTOMOTIVE HLDGS CORP           COM        87264S106      16,104      272,807  SH     SOLE      NONE          272,807
TITAN INTL INC ILL                  COM        88830M102      34,995    1,442,479  SH     SOLE      NONE        1,442,479
XERIUM TECHNOLOGIES INC           COM NEW      98416J118      13,174      710,163  SH     SOLE      NONE          710,163
                                                             226,512    7,430,740                               7,430,740